SCHEDULE OF VALUATION ASSUMPTIONS (Details)	6 Months Ended
	Jun. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares
Measurement Input, Expected Term [Member] | Black Scholes Valuation Model [Member]
Derivative [Line Items]
Expected term (years)	7 months 14 days
Measurement Input, Expected Term [Member] | Minimum [Member] | Monte Carlo Valuation Model [Member]
Derivative [Line Items]
Expected term (years)	7 months
Measurement Input, Expected Term [Member] | Maximum [Member] | Monte Carlo Valuation Model [Member]
Derivative [Line Items]
Expected term (years)	7 months 4 days
Measurement Input, Price Volatility [Member] | Monte Carlo Valuation Model [Member]
Derivative [Line Items]
Derivative liability measurement input	412.6
Measurement Input, Price Volatility [Member] | Black Scholes Valuation Model [Member]
Derivative [Line Items]
Derivative liability measurement input	875
Measurement Input, Expected Dividend Rate [Member] | Monte Carlo Valuation Model [Member]
Derivative [Line Items]
Derivative liability measurement input	0.00
Measurement Input, Expected Dividend Rate [Member] | Black Scholes Valuation Model [Member]
Derivative [Line Items]
Derivative liability measurement input	0.00
Measurement Input, Risk Free Interest Rate [Member] | Monte Carlo Valuation Model [Member]
Derivative [Line Items]
Derivative liability measurement input	5.40
Measurement Input, Risk Free Interest Rate [Member] | Black Scholes Valuation Model [Member]
Derivative [Line Items]
Derivative liability measurement input	5.40